BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Schedule of indices and coefficients used to prepare the consolidated financial statements

Date	Index	Adjustment Coefficient	Three years compound inflation rates

31 December 2025	3,513.87	1.000	211%
31 December 2024	2,684.55	1.309	291%
31 December 2023	1,859.38	1.890	268%

Schedule of subsidiaries included in the scope of consolidation and ownership interests

Subsidiaries	2025	2024	2023

D-Ödeme	100.00%	100.00%	100.00%
D-Fast	100.00%	100.00%	100.00%
Hepsi Finansal	100.00%	100.00%	100.00%
Hepsi Finansman	100.00%	100.00%	100.00%
Hepsiburada Global	100.00%	100.00%	100.00%
Hepsiburada Global A.Ş (*)	100.00%	100.00%	—

(*)Hepsiburada Global A.Ş. was founded on 29 March 2024, with an aggregate issued share capital of TRY5,050,000 of which total amount was paid in on 29 March 2024. Hepsiburada Global A.Ş. was used to aim to facilitate the management of Hepsiburada’s cross border e-commerce operations. As of 31 December 2025 cross-border e-commerce operations has been downsized.

Schedule of useful lives of property and equipment

Furniture and fixtures	5–10 years
Leasehold improvements	2-5 years
Vehicles	5 years

Schedule of useful lives of right of use assets

Useful lives

Buildings	2 – 5 years
Furniture and fixtures	4 – 5 years
Software and rights	3 – 15 years
Vehicles	3 years